CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ConnectM Before Business Combination
Revenues	$ 19,972,239	$ 15,441,315
Costs and expenses:
Cost of revenues	14,934,962	11,404,224
Selling, general and administrative expenses	12,320,295	7,315,381
Loss on impairment	181,853	589,299
Loss from operations	(7,464,871)	(3,867,589)
Loss before income taxes	(9,198,854)	(4,083,989)
Income tax benefit		541,406
Net loss	(9,198,854)	(3,542,583)
Net income (loss) attributable to noncontrolling interests	(49,188)	(2,702)
Net loss attributable to shareholders'	(9,149,666)	(3,539,881)
Foreign currency translation adjustments	97,613	28,984
Comprehensive loss	(9,052,053)	(3,510,897)
Comprehensive Income (Loss) Attributable to Noncontrolling Interest	(49,188)	(2,702)
Comprehensive loss attributable to common stockholders	$ (9,002,865)	$ (3,508,195)
Weighted average shares outstanding of Common Stock, Basic	1,588,141	1,585,237
Weighted average shares outstanding of Common Stock, Diluted	1,588,141	1,585,237
Basic net loss per share, Common Stock	$ (5.76)	$ (2.23)
Diluted net loss per share, Common Stock	$ (5.76)	$ (2.23)
Other income (expense):
Interest expense	$ (1,431,354)	$ (281,808)
Loss on extinguishment of debt	(370,320)
Other income, net	67,691	65,408
Total other income (expense)	$ (1,733,983)	$ (216,400)